Provision for (Benefit from) Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Federal	$ (1)	$ (4)	$ (109)
State	4	12	(16)
Foreign	79	36	7
Current income tax provision (benefit)	82	44	(118)
Deferred
Federal	89	28	93
State	2	8	20
Foreign	(26)	1	15
Deferred income tax provision	65	37	128
Provision for income taxes	$ 147	$ 81	$ 10